Condensed Financial Information (Parent Company Only) (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest on junior subordinated debentures	$ 959,692	$ 1,098,590
Total income tax expense	3,436,595	2,438,630
Net income	16,967,981	12,764,450
Parent Company [Member]
Bank subsidiary distributions	8,946,000	5,075,000
Dividends on Capital Trust	28,820	32,991
Total income	8,974,820	5,107,991
Interest on junior subordinated debentures	959,692	1,098,590
Administrative and other	606,412	508,564
Total expense	1,566,104	1,607,154
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	7,408,716	3,500,837
Total income tax expense	322,829	330,575
Income before equity in undistributed net income of subsidiary	7,731,545	3,831,412
Equity in undistributed net income of subsidiary	9,236,436	8,933,038
Net income	$ 16,967,981	$ 12,764,450